UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT	JULY 31, 2013

Legacy Focused Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Market Perspective	4
Performance	5
Portfolio Commentary	6
Fund Characteristics	8
Shareholder Fee Example	9
Schedule of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Report of Independent Registered Public Accounting Firm	23
Management	24
Approval of Management Agreement	27
Additional Information	32

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended July 31, 2013. It provides investment performance, market analysis, and portfolio information, presented with the expert perspective of our portfolio management team.

Annual reports remain important vehicles for conveying information about fund returns, including key factors that affected fund performance. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Central Bank Intervention Boosted Stocks in Developed Countries

This annual report covers a period of unprecedented global monetary intervention, led by the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan. These central banks (and others) provided low short-term interest rates and/or made large purchases of government bonds in an effort to stimulate investing and spending.

Monetary stimulus encouraged investment risk-taking, resulting in double-digit stock index returns in many markets. Developed market stock indices generally outperformed their emerging market counterparts by a wide margin. In the U.S., the S&P 500 Index advanced 25.00%, while small- and mid-cap index gains exceeded 30.00%. Internationally, the MSCI EAFE Index, a benchmark for developed markets, advanced 23.48%, while the MSCI Emerging Markets Index lagged at just 1.95%.

Bond returns generally trailed those of stocks. U.S. interest rates, though still historically low, surged from the extremely low levels that prevailed during the risk-averse third quarter of 2012. For example, the 10-year U.S. Treasury note yield rose from 1.50% to 2.58%, according to Bloomberg. As a result, the 10-year Treasury note and the Barclays U.S. Aggregate Bond Index returned –6.50% and –1.91%, respectively, according to Barclays.

Most of the longer-term U.S. Treasury yield increases occurred late in the reporting period, when concerns that the Fed’s bond purchases might be tapered triggered volatility in both the stock and bond markets. Uncertainties about economic and monetary matters going forward took some wind out of the stock market’s sails. In addition, economic growth is still subpar compared with past recession recoveries, and the economy remains in a vulnerable position. Therefore, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

               Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

 Don Pratt

3

Market Perspective

By David Hollond, Chief Investment Officer,
U.S. Growth Equity — Mid & Small Cap

Improving U.S. Economic Environment, Fed Actions
Led Stocks Higher

Stock market performance remained strong during the 12 months ended July 31, 2013. Despite persistent concerns about weak global growth and Europe’s ongoing financial crisis, investors largely focused on central bank stimulus measures and marginally-improving U.S. economic data.

Early in the period, the U.S. Federal Reserve (the Fed) responded to disappointing U.S. economic data by launching its third—and most aggressive—quantitative easing (QE) program, representing monthly purchases of $40 billion in government agency mortgage-backed securities. Later in 2012, the Fed expanded the program to include $45 billion in Treasury purchases, bringing its total bond buying to $85 billion per month. This unprecedented program, combined with relatively healthy corporate earnings, significant housing market gains, and modest improvements in the labor market, helped keep stocks and other riskier assets in favor.

Late in the period, the Fed’s comments about “tapering” its quantitative easing program rattled markets. Fed Chairman Ben Bernanke said the central bank could begin scaling back its bond buying later in 2013 if the economy continues to improve. After reaching record highs in May, stocks stumbled in June, following Bernanke’s comments. The Fed then toned down its tapering talk in July, when stocks rebounded to new highs. Overall, most U.S. stock benchmarks generated robust 12-month returns, largely aided by strong double-digit gains posted during the first calendar quarter of 2013.

Value Stocks Largely Outpaced Growth Stocks

Across the mid- and large-capitalization spectrum, value stocks were the performance leaders for the 12-month period. Among smaller-capitalization issues, growth shares marginally outpaced their value counterparts. Much of the outperformance of value-related stocks was due to strong one-year returns from the financials and health care sectors, where many value-oriented stocks reside. In particular, rising interest rates—triggered by Fed tapering talk—helped boost returns within the financials sector’s banking industry. At the opposite end, the telecommunications services and utilities sectors were the weakest relative performers, although both sectors managed positive returns.

Market Index Total Returns
For the 12 months ended July 31, 2013
U.S. Stocks
Russell 1000 Index (Large-Cap)	26.23%
Russell Midcap Index	32.37%
Russell 2000 Index (Small-Cap)	34.76%
Foreign Stocks
MSCI EAFE Index	23.48%
MSCI Emerging Markets Index	1.95%

4

Performance

Total Returns as of July 31, 2013
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
Investor Class	ACFOX	25.74%	3.58%	5.89%	5/31/06
S&P 500 Index	—	25.00%	8.26%	6.27%	—
Institutional Class	ACFSX	26.19%	3.81%	6.11%	5/31/06
R Class	ACFCX	25.20%	3.06%	5.36%	5/31/06
Advisor Class	ACFDX	25.62%	3.33%	5.63%	5/31/06

Growth of $10,000 Over Life of Class
$10,000 investment made May 31, 2006

*From 5/31/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.11%	0.91%	1.61%	1.36%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary

Portfolio Managers: John T. Small Jr. and Stephen Pool

Performance Summary

Legacy Focused Large Cap returned 25.74%* for the 12 months ended July 31, 2013, outpacing the 25.00% return of the portfolio’s benchmark, the S&P 500 Index.

As discussed in the Market Perspective on page 4, U.S. stock indices delivered solid returns during the reporting period, despite concerns about weak global growth and recessionary conditions in Europe. In an environment of changing economic and market conditions, Legacy Focused Large Cap’s management team remained focused on the fundamental business prospects of its portfolio investments.

Legacy Focused Large Cap performed well and outpaced its benchmark. The majority of the relative outperformance was attributable to stock decisions in the information technology, financials, and consumer staples sectors. Holdings in the energy, materials, and consumer discretionary sectors partially trimmed those relative gains.

Information Technology Helped Most

The information technology sector was the leading source of outperformance relative to the benchmark. An overweight position in computer company Dell added to relative results, gaining more while it was held in the portfolio than it did for the entire reporting period in the benchmark. The company, which has been the subject of a takeover battle between its founder and activist investor Carl Icahn, saw its profits shrink amid declining PC sales. Elsewhere in the sector, positioning in the software and semiconductor groups benefited relative returns.

Consumer Staples and Financials Made Key Contributions

Beneficial holdings within the consumer staples sector included an overweight position in Green Mountain Coffee Roasters. The largest U.S. seller of single-serve brewers signed a five-year contract with Starbucks that tripled the number of single-serve packs that Starbucks produces for Green Mountain’s Keurig brewing machines. The company also continued to experience strong sales growth. Also within the consumer staples sector, the portfolio was rewarded for positioning in the beverages and tobacco industries.

In the financials sector, the portfolio held a position in Ocwen Financial, which is not a benchmark member. The mortgage loan servicing and origination company delivered revenues that exceeded analysts’ expectations during the period, exhibiting solid top-line growth and an increase in interest income.

Elsewhere, the portfolio benefited from several positions in the aerospace and defense industry segment, including an overweight stake in defense contractor Raytheon. The company delivered earnings that exceeded analysts’ expectations, largely due to an effective cash deployment strategy and operational improvements.

*All fund returns referenced in this commentary are for Investor Class shares.

6

Energy, Materials, and Consumer Discretionary Detracted

Holdings in the energy sector were key detractors from relative returns. Oil and gas services company Ensco gained for the entire period on higher utilization and increasing demand, as well as adding new rigs to its fleet. While it was held in the portfolio, though, the company’s share price declined. Stock selection in the oil, gas, and consumable fuels group also detracted.

Detrimental positions in the materials sector included Barrick Gold. The gold mining company took $8.7 billion in charge-offs, driven largely by a government-forced stoppage at the company’s controversial Pascua-Lama gold mine project in Chile as a result of environmental concerns. Also in the sector, stock decisions in the chemicals group hurt returns relative to the benchmark.

In the consumer discretionary sector, the portfolio held a position in Cabela’s, which sells outdoor recreation goods, including firearms. The company’s share price fell due to the increased probability of more restrictive gun laws.

Outlook

We remain cautiously optimistic in our market outlook. Although markets delivered positive results in the past 12 months, we continue to look for more meaningful and sustainable improvements in economic conditions. Regardless of conditions, Legacy Focused Large Cap employs financial acceleration and price momentum screens to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit large-cap investment opportunities across the growth and value spectrums.

7

Fund Characteristics

JULY 31, 2013
Top Ten Holdings	% of net assets
TripAdvisor, Inc.	2.8%
Activision Blizzard, Inc.	2.6%
FedEx Corp.	2.5%
Tyco International Ltd.	2.5%
WellPoint, Inc.	2.5%
UnitedHealth Group, Inc.	2.5%
Noble Energy, Inc.	2.5%
Duke Energy Corp.	2.5%
Capital One Financial Corp.	2.5%
Waste Management, Inc.	2.5%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	11.3%
Health Care Providers and Services	7.4%
Food and Staples Retailing	6.6%
Computers and Peripherals	6.4%
Insurance	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Temporary Cash Investments	8.5%
Other Assets and Liabilities	(6.6)%*

*Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

8

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period(1) 2/1/13 - 7/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,169.20	$5.92	1.10%
Institutional Class	$1,000	$1,171.40	$4.85	0.90%
R Class	$1,000	$1,166.80	$8.60	1.60%
Advisor Class	$1,000	$1,168.40	$7.26	1.35%
Hypothetical
Investor Class	$1,000	$1,019.34	$5.51	1.10%
Institutional Class	$1,000	$1,020.33	$4.51	0.90%
R Class	$1,000	$1,016.86	$8.00	1.60%
Advisor Class	$1,000	$1,018.10	$6.76	1.35%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments

JULY 31, 2013

	Shares	Value
Common Stocks — 98.1%
AEROSPACE AND DEFENSE — 4.6%
Boeing Co. (The)	2,369	$248,982
Raytheon Co.	3,051	219,184
		468,166
AIR FREIGHT AND LOGISTICS — 2.5%
FedEx Corp.	2,398	254,188
AUTOMOBILES — 1.3%
General Motors Co.(1)	3,763	134,979
BIOTECHNOLOGY — 2.3%
Amgen, Inc.	2,120	229,575
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.(1)	1,183	213,354
Blackstone Group LP	6,556	147,838
		361,192
COMMERCIAL BANKS — 2.4%
Cullen/Frost Bankers, Inc.	3,375	243,135
COMMERCIAL SERVICES AND SUPPLIES — 5.0%
Tyco International Ltd.	7,228	251,607
Waste Management, Inc.	5,946	249,910
		501,517
COMPUTERS AND PERIPHERALS — 6.4%
Apple, Inc.	443	200,458
Hewlett-Packard Co.	8,943	229,656
Western Digital Corp.	3,310	213,098
		643,212
CONSUMER FINANCE — 4.9%
American Express Co.	3,314	244,474
Capital One Financial Corp.	3,622	249,990
		494,464
ELECTRIC UTILITIES — 2.5%
Duke Energy Corp.	3,524	250,204
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.5%
Corning, Inc.	16,358	248,478
FOOD AND STAPLES RETAILING — 6.6%
CVS Caremark Corp.	3,636	223,578
Kroger Co. (The)	5,928	232,793
Wal-Mart Stores, Inc.	2,743	213,789
		670,160
FOOD PRODUCTS — 2.4%
ConAgra Foods, Inc.	6,813	246,699
HEALTH CARE PROVIDERS AND SERVICES — 7.4%
Cardinal Health, Inc.	4,890	$244,940
UnitedHealth Group, Inc.	3,445	250,968
WellPoint, Inc.	2,935	251,119
		747,027
HOUSEHOLD PRODUCTS — 2.3%
Kimberly-Clark Corp.	2,318	229,018
INSURANCE — 5.9%
Arthur J Gallagher & Co.	2,413	107,089
Marsh & McLennan Cos., Inc.	5,764	241,338
Progressive Corp. (The)	9,588	249,384
		597,811
INTERNET AND CATALOG RETAIL — 2.8%
TripAdvisor, Inc.(1)	3,802	285,226
LEISURE EQUIPMENT AND PRODUCTS — 2.4%
Mattel, Inc.	5,857	246,170
MEDIA — 2.4%
Time Warner Cable, Inc.	2,137	243,768
MULTI-UTILITIES — 2.0%
Consolidated Edison, Inc.	3,368	201,743
MULTILINE RETAIL — 2.2%
Target Corp.	3,110	221,587
OIL, GAS AND CONSUMABLE FUELS — 11.3%
Chevron Corp.	1,964	247,248
Devon Energy Corp.	3,796	208,818
Exxon Mobil Corp.	2,320	217,500
Marathon Oil Corp.	6,157	223,868
Noble Energy, Inc.	4,008	250,460
		1,147,894
PAPER AND FOREST PRODUCTS — 2.4%
International Paper Co.	4,985	240,825
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.0%
Cree, Inc.(1)	1,485	103,801
SOFTWARE — 2.6%
Activision Blizzard, Inc.	14,915	268,172
SPECIALTY RETAIL — 2.1%
TJX Cos., Inc. (The)	4,112	213,988
TOBACCO — 2.0%
Lorillard, Inc.	4,813	204,697
WIRELESS TELECOMMUNICATION SERVICES — 2.3%
SBA Communications Corp., Class A(1)	3,078	228,049
TOTAL COMMON STOCKS (Cost $9,205,022)		9,925,745

11

	Principal Amount/ Shares	Value
Temporary Cash Investments — 8.5%
Federal Home Loan Bank Discount Notes, 0.00%, 8/1/13(2)	$864,000	$864,000
SSgA U.S. Government Money Market Fund	825	825
TOTAL TEMPORARY CASH INVESTMENTS (Cost $864,825)		864,825
TOTAL INVESTMENT SECURITIES — 106.6% (Cost $10,069,847)		10,790,570
OTHER ASSETS AND LIABILITIES(3) — (6.6)%		(668,143)
TOTAL NET ASSETS — 100.0%		$10,122,427

Notes to Schedule of Investments

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

(3)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

JULY 31, 2013
Assets
Investment securities, at value (cost of $10,069,847)	$10,790,570
Receivable for investments sold	619,807
Receivable for capital shares sold	78,161
Dividends receivable	7,153
11,495,691

Liabilities
Payable for investments purchased	1,365,184
Accrued management fees	8,029
Distribution and service fees payable	51
1,373,264

Net Assets	$10,122,427

Net Assets Consist of:
Capital (par value and paid-in surplus)	$20,249,989
Undistributed net investment income	112,645
Accumulated net realized loss	(10,960,930)
Net unrealized appreciation	720,723
$10,122,427

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$9,897,169	726,937	$13.61
Institutional Class, $0.01 Par Value	$15,442	1,130	$13.67
R Class, $0.01 Par Value	$18,995	1,414	$13.43
Advisor Class, $0.01 Par Value	$190,821	14,108	$13.53

See Notes to Financial Statements.

13

Statement of Operations

YEAR ENDED JULY 31, 2013
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,685)	$180,434

Expenses:
Management fees	79,040
Distribution and service fees:
R Class	82
Advisor Class	446
Directors’ fees and expenses	262
Other expenses	237
80,067

Net investment income (loss)	100,367

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,124,551
Change in net unrealized appreciation (depreciation) on investments	418,080

Net realized and unrealized gain (loss)	1,542,631

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,642,998

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2013 AND JULY 31, 2012
Increase (Decrease) in Net Assets	July 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$100,367	$179,691
Net realized gain (loss)	1,124,551	306,241
Change in net unrealized appreciation (depreciation)	418,080	(98,000)
Net increase (decrease) in net assets resulting from operations	1,642,998	387,932

Distributions to Shareholders
From net investment income:
Investor Class	(174,167)	(83,390)
Institutional Class	(344)	(153)
R Class	(329)	(94)
Advisor Class	(4,489)	(3,106)
Decrease in net assets from distributions	(179,329)	(86,743)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,440,919	(1,170,777)

Net increase (decrease) in net assets	2,904,588	(869,588)

Net Assets
Beginning of period	7,217,839	8,087,427
End of period	$10,122,427	$7,217,839

Undistributed net investment income	$112,645	$179,281

 See Notes to Financial Statements.

15

Notes to Financial Statements

JULY 31, 2013

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Focused Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, R Class and Advisor Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the year ended July 31, 2013 was 1.10% for the Investor Class, R Class and Advisor Class and 0.90% for the Institutional Class.

17

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.50%.The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the year ended July 31, 2013 were $19,496,078 and $18,327,587, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Year ended July 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	324,485	$4,182,973	117,634	$1,237,074
Issued in reinvestment of distributions	14,868	164,142	7,710	79,178
Redeemed	(240,497)	(2,846,327)	(214,277)	(2,272,987)
	98,856	1,500,788	(88,933)	(956,735)
Institutional Class
Issued in reinvestment of distributions	32	344	14	153
Redeemed	—	—	(1,975)	(18,522)
	32	344	(1,961)	(18,369)
R Class
Issued in reinvestment of distributions	30	329	9	94
Redeemed	—	—	(315)	(3,139)
	30	329	(306)	(3,045)
Advisor Class
Sold	3,763	47,769	1,735	18,984
Issued in reinvestment of distributions	369	4,049	288	2,950
Redeemed	(9,539)	(112,360)	(20,183)	(214,562)
	(5,407)	(60,542)	(18,160)	(192,628)
Net increase (decrease)	93,511	$1,440,919	(109,360)	$(1,170,777)

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$9,925,745	—	—
Temporary Cash Investments	825	$864,000	—
Total Value of Investment Securities	$9,926,570	$864,000	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2013 and July 31, 2012 were as follows:

	2013	2012
Distributions Paid From
Ordinary income	$179,329	$86,743
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of July 31, 2013, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$10,075,689
Gross tax appreciation of investments	$805,613
Gross tax depreciation of investments	(90,732)
Net tax appreciation (depreciation) of investments	$714,881
Undistributed ordinary income	$112,645
Accumulated short-term capital losses	$(10,955,088)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(6,613,870) and $(4,341,218) expire in 2017 and 2018, respectively.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013	$11.11	0.17	2.62	2.79	(0.29)	$13.61	25.74%	1.11%	1.39%	253%	$9,897
2012	$10.65	0.25	0.33	0.58	(0.12)	$11.11	5.54%	1.11%	2.39%	243%	$6,975
2011	$9.15	0.11	1.53	1.64	(0.14)	$10.65	18.07%	1.11%	1.04%	271%	$7,638
2010	$8.31	0.11	0.73	0.84	—(3)	$9.15	10.14%	1.11%	1.19%	242%	$10,272
2009	$12.03	0.06	(3.78)	(3.72)	—	$8.31	(30.92)%	1.11%	0.65%	305%	$13,594
Institutional Class
2013	$11.14	0.19	2.65	2.84	(0.31)	$13.67	26.19%	0.91%	1.59%	253%	$15
2012	$10.69	0.27	0.32	0.59	(0.14)	$11.14	5.64%	0.91%	2.59%	243%	$12
2011	$9.18	0.13	1.54	1.67	(0.16)	$10.69	18.36%	0.91%	1.24%	271%	$33
2010	$8.34	0.13	0.73	0.86	(0.02)	$9.18	10.33%	0.91%	1.39%	242%	$34
2009	$12.04	0.06	(3.76)	(3.70)	—	$8.34	(30.73)%	0.91%	0.85%	305%	$32
R Class
2013	$10.96	0.11	2.60	2.71	(0.24)	$13.43	25.20%	1.61%	0.89%	253%	$19
2012	$10.51	0.20	0.32	0.52	(0.07)	$10.96	4.98%	1.61%	1.89%	243%	$15
2011	$9.03	0.05	1.52	1.57	(0.09)	$10.51	17.49%	1.61%	0.54%	271%	$18
2010	$8.24	0.06	0.73	0.79	—	$9.03	9.59%	1.61%	0.69%	242%	$16
2009	$11.99	—(3)	(3.75)	(3.75)	—	$8.24	(31.28)%	1.61%	0.15%	305%	$14

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For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2013	$11.03	0.14	2.62	2.76	(0.26)	$13.53	25.62%	1.36%	1.14%	253%	$191
2012	$10.58	0.23	0.31	0.54	(0.09)	$11.03	5.21%	1.36%	2.14%	243%	$215
2011	$9.09	0.06	1.55	1.61	(0.12)	$10.58	17.78%	1.36%	0.79%	271%	$399
2010	$8.28	0.08	0.73	0.81	—	$9.09	9.78%	1.36%	0.94%	242%	$68
2009	$12.01	0.03	(3.76)	(3.73)	—	$8.28	(31.06)%	1.36%	0.40%	305%	$146

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
American Century Growth Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legacy Focused Large Cap Fund, one of the funds constituting American Century Growth Funds, Inc. (the “Fund”) as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legacy Focused Large Cap Fund of American Century Growth Funds, Inc. as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Kansas City, Missouri

September 19, 2013

23

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday. Mr. Pratt may serve until December 31 of the year in which he reaches his 76th birthday based on an extension granted under previous retirement guidelines.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is an “interested person” because of his employment with American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and ACS. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	75	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	75	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)	75	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager)	75	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	75	None

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Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	75	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)
John R. Whitten (1946)	Director	Since 2008	Retired	75	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services) (2004 to 2010)	75	Applied Industrial Technologies, Inc. (2001 to 2010)

Interested Directors
Barry Fink (1955)	Director	Since 2012	Retired; Executive Vice President, ACC (September 2007 to February 2013); President, ACS (October 2007 to February 2013); Chief Operating Officer, ACC (September 2007 to November 2012).	75	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	116	None

25

 Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007

President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000	Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present). Also serves as Senior Vice President, ACS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006

Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s directors and is available without charge, upon request, by calling 1-800-345-2021.

26

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and

28

approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

29

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund

30

shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

31

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

32

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2013.

For corporate taxpayers, the fund hereby designates $155,786, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2013 as qualified for the corporate dividends received deduction.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-ANN-79575 1309

ANNUAL REPORT	JULY 31, 2013

Legacy Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Market Perspective	4
Performance	5
Portfolio Commentary	6
Fund Characteristics	8
Shareholder Fee Example	9
Schedule of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Report of Independent Registered Public Accounting Firm	23
Management	24
Approval of Management Agreement	27
Additional Information	32

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended July 31, 2013. It provides investment performance, market analysis, and portfolio information, presented with the expert perspective of our portfolio management team.

Annual reports remain important vehicles for conveying information about fund returns, including key factors that affected fund performance. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Central Bank Intervention Boosted Stocks in Developed Countries

This annual report covers a period of unprecedented global monetary intervention, led by the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan. These central banks (and others) provided low short-term interest rates and/or made large purchases of government bonds in an effort to stimulate investing and spending.

Monetary stimulus encouraged investment risk-taking, resulting in double-digit stock index returns in many markets. Developed market stock indices generally outperformed their emerging market counterparts by a wide margin. In the U.S., the S&P 500 Index advanced 25.00%, while small- and mid-cap index gains exceeded 30.00%. Internationally, the MSCI EAFE Index, a benchmark for developed markets, advanced 23.48%, while the MSCI Emerging Markets Index lagged at just 1.95%.

Bond returns generally trailed those of stocks. U.S. interest rates, though still historically low, surged from the extremely low levels that prevailed during the risk-averse third quarter of 2012. For example, the 10-year U.S. Treasury note yield rose from 1.50% to 2.58%, according to Bloomberg. As a result, the 10-year Treasury note and the Barclays U.S. Aggregate Bond Index returned –6.50% and –1.91%, respectively, according to Barclays.

Most of the longer-term U.S. Treasury yield increases occurred late in the reporting period, when concerns that the Fed’s bond purchases might be tapered triggered volatility in both the stock and bond markets. Uncertainties about economic and monetary matters going forward took some wind out of the stock market’s sails. In addition, economic growth is still subpar compared with past recession recoveries, and the economy remains in a vulnerable position. Therefore, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Market Perspective

By David Hollond, Chief Investment Officer,
U.S. Growth Equity — Mid & Small Cap

Improving U.S. Economic Environment, Fed Actions
Led Stocks Higher

Stock market performance remained strong during the 12 months ended July 31, 2013. Despite persistent concerns about weak global growth and Europe’s ongoing financial crisis, investors largely focused on central bank stimulus measures and marginally-improving U.S. economic data.

Early in the period, the U.S. Federal Reserve (the Fed) responded to disappointing U.S. economic data by launching its third—and most aggressive—quantitative easing (QE) program, representing monthly purchases of $40 billion in government agency mortgage-backed securities. Later in 2012, the Fed expanded the program to include $45 billion in Treasury purchases, bringing its total bond buying to $85 billion per month. This unprecedented program, combined with relatively healthy corporate earnings, significant housing market gains, and modest improvements in the labor market, helped keep stocks and other riskier assets in favor.

Late in the period, the Fed’s comments about “tapering” its quantitative easing program rattled markets. Fed Chairman Ben Bernanke said the central bank could begin scaling back its bond buying later in 2013 if the economy continues to improve. After reaching record highs in May, stocks stumbled in June, following Bernanke’s comments. The Fed then toned down its tapering talk in July, when stocks rebounded to new highs. Overall, most U.S. stock benchmarks generated robust 12-month returns, largely aided by strong double-digit gains posted during the first calendar quarter of 2013.

Value Stocks Largely Outpaced Growth Stocks

Across the mid- and large-capitalization spectrum, value stocks were the performance leaders for the 12-month period. Among smaller-capitalization issues, growth shares marginally outpaced their value counterparts. Much of the outperformance of value-related stocks was due to strong one-year returns from the financials and health care sectors, where many value-oriented stocks reside. In particular, rising interest rates—triggered by Fed tapering talk—helped boost returns within the financials sector’s banking industry. At the opposite end, the telecommunications services and utilities sectors were the weakest relative performers, although both sectors managed positive returns.

Market Index Total Returns
For the 12 months ended July 31, 2013
U.S. Stocks
Russell 1000 Index (Large-Cap)	26.23%
Russell Midcap Index	32.37%
Russell 2000 Index (Small-Cap)	34.76%
Foreign Stocks
MSCI EAFE Index	23.48%
MSCI Emerging Markets Index	1.95%

4

Performance

Total Returns as of July 31, 2013
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
Investor Class	ACGOX	29.31%	4.86%	6.42%	5/31/06
Russell 1000 Growth Index	—	21.64%	9.00%	7.53%	—
Institutional Class	ACGHX	29.57%	5.07%	6.63%	5/31/06
R Class	ACGEX	28.76%	4.34%	5.89%	5/31/06
Advisor Class	ACGDX	29.04%	4.60%	6.16%	5/31/06

Growth of $10,000 Over Life of Class
$10,000 investment made May 31, 2006

*From 5/31/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.11%	0.91%	1.61%	1.36%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary

Portfolio Managers: John T. Small Jr. and Stephen Pool

Performance Summary

Legacy Large Cap returned 29.31%* for the 12 months ended July 31, 2013, outpacing the 21.64% return of the portfolio’s benchmark, the Russell 1000 Growth Index.

As discussed in the Market Perspective on page 4, U.S. stock indices delivered solid returns during the reporting period, despite concerns about weak global growth and recessionary conditions in Europe. In an environment of changing economic and market conditions, Legacy Large Cap’s management team remained focused on the fundamental business prospects of its portfolio investments.

Legacy Large Cap performed well on an absolute basis and outperformed its benchmark. The majority of the relative outperformance was attributable to stock decisions in the information technology, consumer staples, and financials sectors. Holdings in the consumer discretionary, materials, and health care sectors partially trimmed those relative gains.

Information Technology Drove Outperformance

The information technology sector was a key source of outperformance relative to the benchmark. Within the sector, an overweight position in NetSuite benefited relative returns. Oracle and NetSuite announced an alliance on June 26, 2013, to deliver cloud-based services to mid-size business customers. The two companies continue to align product offerings, with the potential that Oracle might acquire NetSuite in the future. In the communications equipment industry segment, a position in Cisco Systems contributed meaningfully. The company delivered strong earnings results and announced shareholder-friendly cash deployment. Elsewhere in the sector, positioning in the computers and peripherals segment and the semiconductor group benefited relative returns.

Consumer Staples, Financials Contributed

Beneficial holdings within the consumer staples sector included an overweight position in Green Mountain Coffee Roasters. The largest U.S. seller of single-serve brewers signed a five-year contract with Starbucks that tripled the number of single-serve packs that Starbucks produces for Green Mountain’s Keurig brewing machines. The company also continued to experience strong sales growth. Also within the consumer staples sector, the portfolio was rewarded for selection and allocation decisions in the food and staples retailing and beverages industries.

In the financials sector, the portfolio held an overweight position in Ocwen Financial. The mortgage loan servicing and origination company delivered revenues that exceeded analysts’ expectations during the period, exhibiting solid top-line growth and increase in interest income.

*All fund returns referenced in this commentary are for Investor Class shares.

6

Consumer Discretionary, Materials, Health Care Detracted

The consumer discretionary sector was the largest source of underperformance relative to the benchmark. Detracting positions within the specialty retail industry group included an overweight stake in Ross Stores. The off-price retailer delivered positive results for the reporting period within the benchmark, but declined while it was held in the portfolio.

Detrimental positions in the materials sector included Barrick Gold. The gold mining company took $8.7 billion in charge-offs, driven largely by a government-forced stoppage at the company’s controversial Pascua-Lama gold mine project in Chile as a result of environmental concerns. Also in the sector, stock decisions in the chemicals group hurt returns relative to the benchmark.

In the health care sector, biotechnology firm Alexion Pharmaceutical trimmed results. The company performed well early in the reporting period after receiving U.S. and European approval of a second indication for Soliris, a leading drug for the treatment of rare blood disorders, but sold off in a rotation out of U.S. stocks into global cyclical shares.

Outlook

We remain cautiously optimistic in our market outlook. Despite continued volatile conditions, markets have performed positively in the past year. Nonetheless, we continue to look for more meaningful improvements in economic conditions. Regardless of conditions, Legacy Large Cap employs financial acceleration and price momentum screens to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit large-cap investment opportunities across the growth and value spectrums.

7

Fund Characteristics

JULY 31, 2013
Top Ten Holdings	% of net assets
Facebook, Inc., Class A	2.8%
TripAdvisor, Inc.	2.4%
Activision Blizzard, Inc.	2.3%
CoStar Group, Inc.	2.2%
Apple, Inc.	2.1%
Stericycle, Inc.	2.1%
Wal-Mart Stores, Inc.	2.1%
Boeing Co. (The)	2.1%
Amgen, Inc.	2.1%
Marathon Petroleum Corp.	2.0%

Top Five Industries	% of net assets
Food and Staples Retailing	7.2%
Internet Software and Services	6.8%
Software	6.2%
Oil, Gas and Consumable Fuels	5.9%
Food Products	5.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	(0.3)%

8

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period(1) 2/1/13 – 7/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,192.60	$6.03	1.11%
Institutional Class	$1,000	$1,194.00	$4.95	0.91%
R Class	$1,000	$1,190.50	$8.74	1.61%
Advisor Class	$1,000	$1,191.60	$7.39	1.36%
Hypothetical
Investor Class	$1,000	$1,019.29	$5.56	1.11%
Institutional Class	$1,000	$1,020.28	$4.56	0.91%
R Class	$1,000	$1,016.81	$8.05	1.61%
Advisor Class	$1,000	$1,018.05	$6.81	1.36%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments

JULY 31, 2013

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 4.1%
Boeing Co. (The)	1,974	$ 207,468
Raytheon Co.	2,754	197,847
		405,315
AIR FREIGHT AND LOGISTICS — 1.9%
United Parcel Service, Inc., Class B	2,182	189,398
BEVERAGES — 1.8%
PepsiCo, Inc.	2,179	182,034
BIOTECHNOLOGY — 3.9%
Amgen, Inc.	1,902	205,968
Theravance, Inc.(1)	4,736	182,620
		388,588
CAPITAL MARKETS — 1.9%
Fortress Investment Group LLC Class A	24,421	191,705
CHEMICALS — 1.9%
International Flavors & Fragrances, Inc.	2,347	189,356
COMMERCIAL SERVICES AND SUPPLIES — 2.1%
Stericycle, Inc.(1)	1,799	208,576
COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	7,313	186,847
COMPUTERS AND PERIPHERALS — 3.7%
Apple, Inc.	473	214,033
EMC Corp.	6,022	157,475
		371,508
CONSUMER FINANCE — 1.9%
American Express Co.	2,594	191,359
FOOD AND STAPLES RETAILING — 7.2%
CVS Caremark Corp.	3,036	186,684
Kroger Co. (The)	4,709	184,922
Wal-Mart Stores, Inc.	2,667	207,866
Walgreen Co.	2,810	141,203
		720,675
FOOD PRODUCTS — 5.6%
Campbell Soup Co.	4,118	192,722
Green Mountain Coffee Roasters, Inc.(1)	2,292	176,897
Kellogg Co.	2,892	191,566
		561,185
HEALTH CARE PROVIDERS AND SERVICES — 4.5%
Cardinal Health, Inc.	3,847	192,696
UnitedHealth Group, Inc.	1,632	118,891
WellPoint, Inc.	1,628	139,292
		450,879
HOTELS, RESTAURANTS AND LEISURE — 3.8%
McDonald’s Corp.	1,816	178,113
Yum! Brands, Inc.	2,700	196,884
		374,997
HOUSEHOLD PRODUCTS — 2.0%
Colgate-Palmolive Co.	3,316	198,529
INTERNET AND CATALOG RETAIL — 2.5%
Groupon, Inc.(1)	1,660	14,708
TripAdvisor, Inc.(1)	3,197	239,839
		254,547
INTERNET SOFTWARE AND SERVICES — 6.8%
CoStar Group, Inc.(1)	1,430	223,867
Facebook, Inc., Class A(1)	7,501	276,262
Google, Inc., Class A(1)	204	181,070
		681,199
IT SERVICES — 2.5%
Automatic Data Processing, Inc.	966	69,639
International Business Machines Corp.	943	183,923
		253,562
LEISURE EQUIPMENT AND PRODUCTS — 1.7%
Mattel, Inc.	3,954	166,187
MACHINERY — 1.4%
Caterpillar, Inc.	1,707	141,527
MEDIA — 3.7%
DIRECTV(1)	2,871	181,648
Time Warner Cable, Inc.	1,683	191,980
		373,628
MULTILINE RETAIL — 3.8%
Macy’s, Inc.	3,976	192,200
Target Corp.	2,678	190,807
		383,007
OIL, GAS AND CONSUMABLE FUELS — 5.9%
Cabot Oil & Gas Corp.	2,480	188,034
Exxon Mobil Corp.	2,100	196,875
Marathon Petroleum Corp.	2,753	201,877
		586,786
PAPER AND FOREST PRODUCTS — 2.0%
International Paper Co.	4,065	196,380
PHARMACEUTICALS — 3.4%
Bristol-Myers Squibb Co.	3,468	149,957
Eli Lilly & Co.	3,529	187,425
		337,382
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Simon Property Group, Inc.	608	97,316
ROAD AND RAIL — 1.1%
Kansas City Southern	999	107,642

11

Shares	Value

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,380	$ 142,292
SOFTWARE — 6.2%
Activision Blizzard, Inc.	12,820	230,504
Intuit, Inc.	3,065	195,915
Microsoft Corp.	6,204	197,473
		623,892
SPECIALTY RETAIL — 3.9%
L Brands, Inc.	3,461	193,020
TJX Cos., Inc. (The)	3,711	193,120
		386,140
THRIFTS AND MORTGAGE FINANCE — 1.7%
TFS Financial Corp.(1)	14,860	173,416
WIRELESS TELECOMMUNICATION SERVICES — 1.8%
SBA Communications Corp., Class A(1)	2,401	177,890
TOTAL COMMON STOCKS (Cost $8,808,818)		9,893,744

	Principal Amount/ Shares	Value
Temporary Cash Investments — 1.3%
Federal Home Loan Bank Discount Notes, 0.00%, 8/1/13(2)	$134,000	$ 134,000
SSgA U.S. Government Money Market Fund	295	295
TOTAL TEMPORARY CASH INVESTMENTS (Cost $134,295)		134,295
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $8,943,113)		10,028,039
OTHER ASSETS AND LIABILITIES — (0.3)%		(33,315)
TOTAL NET ASSETS — 100.0%		$ 9,994,724

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

JULY 31, 2013
Assets
Investment securities, at value (cost of $8,943,113)	$10,028,039
Receivable for investments sold	566,200
Receivable for capital shares sold	3,705
Dividends receivable	8,560
10,606,504

Liabilities
Payable for investments purchased	601,798
Payable for capital shares redeemed	1,000
Accrued management fees	8,876
Distribution and service fees payable	106
611,780

Net Assets	$9,994,724

Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,539,965
Undistributed net investment income	74,744
Accumulated net realized loss	(1,704,911)
Net unrealized appreciation	1,084,926
$ 9,994,724

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$9,448,917	666,229	$14.18
Institutional Class, $0.01 Par Value	$51,053	3,589	$14.22
R Class, $0.01 Par Value	$59,988	4,266	$14.06
Advisor Class, $0.01 Par Value	$434,766	30,795	$14.12

See Notes to Financial Statements.

13

Statement of Operations

YEAR ENDED JULY 31, 2013
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,235)	$ 143,438

Expenses:
Management fees	78,464
Distribution and service fees:
R Class	205
Advisor Class	650
Directors’ fees and expenses	266
Other expenses	276
79,861

Net investment income (loss)	63,577

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,192,004
Change in net unrealized appreciation (depreciation) on investments	627,121

Net realized and unrealized gain (loss)	1,819,125

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,882,702

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2013 AND JULY 31, 2012
Increase (Decrease) in Net Assets	July 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$ 63,577	$ 68,281
Net realized gain (loss)	1,192,004	289,356
Change in net unrealized appreciation (depreciation)	627,121	(48,118)
Net increase (decrease) in net assets resulting from operations	1,882,702	309,519

Distributions to Shareholders
From net investment income:
Investor Class	(59,863)	(46,116)
Institutional Class	(459)	(457)
R Class	(162)	(88)
Advisor Class	(1,878)	(1,424)
Decrease in net assets from distributions	(62,362)	(48,085)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,431,375	356,822

Net increase (decrease) in net assets	3,251,715	618,256

Net Assets
Beginning of period	6,743,009	6,124,753
End of period	$9,994,724	$6,743,009

Undistributed net investment income	$74,744	$62,339

See Notes to Financial Statements.

15

Notes to Financial Statements

JULY 31, 2013

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, R Class and Advisor Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the year ended July 31, 2013 was 1.10% for the Investor Class, R Class and Advisor Class and 0.90% for the Institutional Class.

17

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.50%.The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the year ended July 31, 2013 were $16,822,540 and $15,449,515, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Year ended July 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	284,443	$ 3,673,303	171,260	$ 1,838,003
Issued in reinvestment of distributions	5,084	57,602	4,319	44,311
Redeemed	(199,985)	(2,392,702)	(139,432)	(1,499,222)
	89,542	1,338,203	36,147	383,092
Institutional Class
Issued in reinvestment of distributions	40	459	44	457
Redeemed	(734)	(8,315)	(1,773)	(16,557)
	(694)	(7,856)	(1,729)	(16,100)
R Class
Sold	1,389	17,628	560	6,263
Issued in reinvestment of distributions	14	162	9	88
Redeemed	(228)	(3,123)	(1)	(12)
	1,175	14,667	568	6,339
Advisor Class
Sold	13,843	185,575	2,560	27,920
Issued in reinvestment of distributions	166	1,878	139	1,424
Redeemed	(8,652)	(101,092)	(4,862)	(45,853)
	5,357	86,361	(2,163)	(16,509)
Net increase (decrease)	95,380	$ 1,431,375	32,823	$ 356,822

18

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$9,893,744	—	—
Temporary Cash Investments	295	$134,000	—
Total Value of Investment Securities	$9,894,039	$134,000	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2013 and July 31, 2012 were as follows:

	2013	2012
Distributions Paid From
Ordinary income	$62,362	$48,085
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

19

As of July 31, 2013, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$8,956,600
Gross tax appreciation of investments	$1,172,265
Gross tax depreciation of investments	(100,826)
Net tax appreciation (depreciation) of investments	$1,071,439
Undistributed ordinary income	$74,744
Accumulated short-term capital losses	$(1,691,424)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(282,903) and $(1,408,521) expire in 2017 and 2018, respectively.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013	$11.07	0.11	3.11	3.22	(0.11)	$14.18	29.31%	1.11%	0.89%	216%	$9,449
2012	$10.62	0.12	0.42	0.54	(0.09)	$11.07	5.12%	1.11%	1.08%	204%	$6,381
2011	$8.81	0.12	1.78	1.90	(0.09)	$10.62	21.69%	1.11%	1.23%	194%	$5,742
2010	$8.30	0.08	0.51	0.59	(0.08)	$8.81	7.13%	1.11%	0.86%	163%	$5,901
2009	$11.60	0.07	(3.37)	(3.30)	—	$8.30	(28.45)%	1.10%	0.83%	283%	$7,714
Institutional Class
2013	$11.10	0.14	3.11	3.25	(0.13)	$14.22	29.57%	0.91%	1.09%	216%	$51
2012	$10.65	0.14	0.42	0.56	(0.11)	$11.10	5.32%	0.91%	1.28%	204%	$48
2011	$8.84	0.13	1.79	1.92	(0.11)	$10.65	21.86%	0.91%	1.43%	194%	$64
2010	$8.32	0.09	0.53	0.62	(0.10)	$8.84	7.45%	0.91%	1.06%	163%	$401
2009	$11.61	0.08	(3.37)	(3.29)	—	$8.32	(28.34)%	0.90%	1.03%	283%	$699
R Class
2013	$10.97	0.05	3.09	3.14	(0.05)	$14.06	28.76%	1.61%	0.39%	216%	$60
2012	$10.53	0.06	0.41	0.47	(0.03)	$10.97	4.53%	1.61%	0.58%	204%	$34
2011	$8.74	0.06	1.77	1.83	(0.04)	$10.53	21.02%	1.61%	0.73%	194%	$27
2010	$8.23	0.03	0.52	0.55	(0.04)	$8.74	6.64%	1.61%	0.36%	163%	$431
2009	$11.56	0.03	(3.36)	(3.33)	—	$8.23	(28.81)%	1.60%	0.33%	283%	$651

21

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2013	$11.02	0.08	3.10	3.18	(0.08)	$14.12	29.04%	1.36%	0.64%	216%	$435
2012	$10.58	0.09	0.41	0.50	(0.06)	$11.02	4.78%	1.36%	0.83%	204%	$280
2011	$8.78	0.10	1.77	1.87	(0.07)	$10.58	21.34%	1.36%	0.98%	194%	$292
2010	$8.26	0.05	0.53	0.58	(0.06)	$8.78	7.01%	1.36%	0.61%	163%	$323
2009	$11.58	0.04	(3.36)	(3.32)	—	$8.26	(28.67)%	1.35%	0.58%	283%	$278

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
American Century Growth Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legacy Large Cap Fund, one of the funds constituting American Century Growth Funds, Inc. (the “Fund”) as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legacy Large Cap Fund of American Century Growth Funds, Inc. as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Kansas City, Missouri

September 19, 2013

23

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday. Mr. Pratt may serve until December 31 of the year in which he reaches his 76th birthday based on an extension granted under previous retirement guidelines.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is an “interested person” because of his employment with American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and ACS. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	75	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	75	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)	75	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager)	75	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	75	None

24

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	75	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)
John R. Whitten (1946)	Director	Since 2008	Retired	75	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services) (2004 to 2010)	75	Applied Industrial Technologies, Inc. (2001 to 2010)

Interested Directors
Barry Fink (1955)	Director	Since 2012	Retired; Executive Vice President, ACC (September 2007 to February 2013); President, ACS (October 2007 to February 2013); Chief Operating Officer, ACC (September 2007 to November 2012)	75	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	116	None

25

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted.
No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007

President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000	Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present). Also serves as Senior Vice President, ACS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006

Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s directors and is available without charge, upon request, by calling 1-800-345-2021.

26

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

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Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and

28

approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

29

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund

30

shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

31

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2013.

For corporate taxpayers, the fund hereby designates $62,362, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2013 as qualified for the corporate dividends received deduction.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-ANN-79576 1309

ANNUAL REPORT	JULY 31, 2013

Legacy Multi Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Market Perspective	4
Performance	5
Portfolio Commentary	6
Fund Characteristics	8
Shareholder Fee Example	9
Schedule of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	22
Report of Independent Registered Public Accounting Firm	24
Management	25
Approval of Management Agreement	28
Additional Information	33

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended July 31, 2013. It provides investment performance, market analysis, and portfolio information, presented with the expert perspective of our portfolio management team.

Annual reports remain important vehicles for conveying information about fund returns, including key factors that affected fund performance. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Central Bank Intervention Boosted Stocks in Developed Countries

This annual report covers a period of unprecedented global monetary intervention, led by the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan. These central banks (and others) provided low short-term interest rates and/or made large purchases of government bonds in an effort to stimulate investing and spending.

Monetary stimulus encouraged investment risk-taking, resulting in double-digit stock index returns in many markets. Developed market stock indices generally outperformed their emerging market counterparts by a wide margin. In the U.S., the S&P 500 Index advanced 25.00%, while small- and mid-cap index gains exceeded 30.00%. Internationally, the MSCI EAFE Index, a benchmark for developed markets, advanced 23.48%, while the MSCI Emerging Markets Index lagged at just 1.95%.

Bond returns generally trailed those of stocks. U.S. interest rates, though still historically low, surged from the extremely low levels that prevailed during the risk-averse third quarter of 2012. For example, the 10-year U.S. Treasury note yield rose from 1.50% to 2.58%, according to Bloomberg. As a result, the 10-year Treasury note and the Barclays U.S. Aggregate Bond Index returned –6.50% and –1.91%, respectively, according to Barclays.

Most of the longer-term U.S. Treasury yield increases occurred late in the reporting period, when concerns that the Fed’s bond purchases might be tapered triggered volatility in both the stock and bond markets. Uncertainties about economic and monetary matters going forward took some wind out of the stock market’s sails. In addition, economic growth is still subpar compared with past recession recoveries, and the economy remains in a vulnerable position. Therefore, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us in this uncertain environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Independent Chairman’s Letter

               Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

Market Perspective

By David Hollond, Chief Investment Officer,

U.S. Growth Equity — Mid & Small Cap

Improving U.S. Economic Environment, Fed Actions
Led Stocks Higher

Stock market performance remained strong during the 12 months ended July 31, 2013. Despite persistent concerns about weak global growth and Europe’s ongoing financial crisis, investors largely focused on central bank stimulus measures and marginally-improving U.S. economic data.

Early in the period, the U.S. Federal Reserve (the Fed) responded to disappointing U.S. economic data by launching its third—and most aggressive—quantitative easing (QE) program, representing monthly purchases of $40 billion in government agency mortgage-backed securities. Later in 2012, the Fed expanded the program to include $45 billion in Treasury purchases, bringing its total bond buying to $85 billion per month. This unprecedented program, combined with relatively healthy corporate earnings, significant housing market gains, and modest improvements in the labor market, helped keep stocks and other riskier assets in favor.

Late in the period, the Fed’s comments about “tapering” its quantitative easing program rattled markets. Fed Chairman Ben Bernanke said the central bank could begin scaling back its bond buying later in 2013 if the economy continues to improve. After reaching record highs in May, stocks stumbled in June, following Bernanke’s comments. The Fed then toned down its tapering talk in July, when stocks rebounded to new highs. Overall, most U.S. stock benchmarks generated robust 12-month returns, largely aided by strong double-digit gains posted during the first calendar quarter of 2013.

Value Stocks Largely Outpaced Growth Stocks

Across the mid- and large-capitalization spectrum, value stocks were the performance leaders for the 12-month period. Among smaller-capitalization issues, growth shares marginally outpaced their value counterparts. Much of the outperformance of value-related stocks was due to strong one-year returns from the financials and health care sectors, where many value-oriented stocks reside. In particular, rising interest rates—triggered by Fed tapering talk—helped boost returns within the financials sector’s banking industry. At the opposite end, the telecommunications services and utilities sectors were the weakest relative performers, although both sectors managed positive returns.

Market Index Total Returns
For the 12 months ended July 31, 2013
U.S. Stocks
Russell 1000 Index (Large-Cap)	26.23%
Russell Midcap Index	32.37%
Russell 2000 Index (Small-Cap)	34.76%
Foreign Stocks
MSCI EAFE Index	23.48%
MSCI Emerging Markets Index	1.95%

Performance

Total Returns as of July 31, 2013
			Average Annual Returns
	Ticker Symbol	1 year(1)	5 years	Since Inception	Inception Date
Investor Class	ACMNX	30.01%	5.15%	6.13%	5/31/06
Russell 3000 Index	—	26.86%	8.57%	6.51%	—
Institutional Class	ACMHX	30.23%	5.35%	6.33%	5/31/06
R Class	ACMEX	29.36%	4.61%	5.56%	5/31/06
Advisor Class	ACMFX	29.63%	4.87%	5.85%	5/31/06

(1)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Growth of $10,000 Over Life of Class
$10,000 investment made May 31, 2006

*From 5/31/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.16%	0.96%	1.66%	1.41%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Portfolio Managers: John T. Small Jr. and Stephen Pool

Performance Summary

Legacy Multi Cap returned 30.01%* for the 12 months ended July 31, 2013, outpacing the performance of its benchmark, the Russell 3000 Index, which returned 26.86%.

As discussed in the Market Perspective on page 4, U.S. stock indices delivered solid returns during the reporting period, despite concerns about weak global growth and recessionary conditions in Europe. In an environment of changing economic and market conditions, Legacy Multi Cap’s management team remained focused on the fundamental business prospects of its portfolio investments.

Legacy Multi Cap delivered positive returns for the reporting period, outpacing the performance of its benchmark. The majority of the relative outperformance was attributable to stock decisions in the information technology, financials, and consumer staples sectors. Holdings in the materials and energy sectors partially trimmed those relative gains.

Information Technology Led Outperformance

The information technology sector was a key source of gains relative to the benchmark. Within the internet software group, Chinese real estate portal SouFun Holdings delivered robust gains as its earnings exceeded Wall Street estimates. In the computers and peripherals segment, the portfolio benefited from an overweight stake in Computer Sciences Corp. The IT services provider returned to profitability during the reporting period after taking a $1.5 billion write-off in the previous fiscal year due to an investment in the troubled U.K. National Programme for IT. Elsewhere in the sector, stock decisions in the computers and peripherals and software industries added to relative results.

Financials, Consumer Staples Contributed

In the financials sector, the portfolio held an overweight position in Ocwen Financial. The mortgage loan servicing and origination company delivered revenues that exceeded analysts’ expectations during the period, exhibiting solid top-line growth and an increase in interest income. An overweight position in insurer StanCorp Financial Group benefited performance versus the benchmark. The company lowered its operating expenses and had more favorable claims experience in its long-term disability business, as well as increasing earnings in its asset management business. Also in the sector, stock choices in the real estate investment trust (REIT) group and capital markets segment were additive.

In the consumer staples sector, the portfolio was rewarded for an overweight stake in grocery chain The Kroger Co. The company delivered earnings that exceeded analysts’ estimates and raised guidance for future earnings as it grew same-store sales on success of its “Customer First” strategy.

*All fund returns referenced in this commentary are for Investor Class shares.

Aside from those sectors, an overweight position in Tesla Motors contributed. The electric car manufacturer reported its first quarterly profit as sales rose 83% versus the previous quarter. Tesla’s earnings exceeded analysts’ expectations as it beat targets for deliveries and raised profitability.

Materials, Energy Detracted

Detrimental positions in the materials sector included Barrick Gold. The gold mining company took $8.7 billion in charge-offs, driven largely by a government-forced stoppage at the company’s controversial Pascua-Lama gold mine project in Chile as a result of environmental concerns. Also in the sector, stock decisions in the chemicals group hurt returns relative to the benchmark.

Within the energy sector, the portfolio’s stock choices in the oil, gas, and consumable fuels group trimmed relative gains.

Aside from those positions, an overweight position in Wal-Mart detracted from relative results. The company had positive returns during the fiscal year, but trailed the return of the benchmark.

Outlook

We remain cautiously optimistic in our market outlook. Despite ongoing market volatility, the portfolio delivered solid performance during the reporting period and outperformed its benchmark. However, we continue to look for more meaningful improvements in economic conditions. Regardless of economic and market conditions, Legacy Multi Cap employs financial acceleration and price momentum characteristics to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit investment opportunities across the growth and value spectrum.

Fund Characteristics

JULY 31, 2013
Top Ten Holdings	% of net assets
Walgreen Co.	1.4%
Lockheed Martin Corp.	1.4%
Kroger Co. (The)	1.3%
WellPoint, Inc.	1.3%
Becton Dickinson and Co.	1.3%
Cisco Systems, Inc.	1.2%
TripAdvisor, Inc.	1.2%
Wal-Mart Stores, Inc.	1.2%
Progressive Corp. (The)	1.2%
Northrop Grumman Corp.	1.2%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	8.9%
Health Care Providers and Services	6.6%
Insurance	5.5%
Food and Staples Retailing	5.0%
Aerospace and Defense	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.7)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2013 to July 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period(1) 2/1/13 – 7/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,169.00	$6.18	1.15%
Institutional Class	$1,000	$1,169.50	$5.11	0.95%
R Class	$1,000	$1,165.40	$8.86	1.65%
Advisor Class	$1,000	$1,167.20	$7.52	1.40%
Hypothetical
Investor Class	$1,000	$1,019.09	$5.76	1.15%
Institutional Class	$1,000	$1,020.08	$4.76	0.95%
R Class	$1,000	$1,016.61	$8.25	1.65%
Advisor Class	$1,000	$1,017.85	$7.00	1.40%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JULY 31, 2013

	Shares	Value
Common Stocks — 99.7%
AEROSPACE AND DEFENSE — 4.7%
General Dynamics Corp.	1,368	$ 116,745
L-3 Communications Holdings, Inc.	1,126	104,887
Lockheed Martin Corp.	1,190	142,943
Northrop Grumman Corp.	1,313	120,875
		485,450
AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	1,262	109,542
AIRLINES — 1.1%
Delta Air Lines, Inc.(1)	5,110	108,485
BEVERAGES — 1.7%
Boston Beer Co., Inc., Class A(1)	537	96,112
Monster Beverage Corp.(1)	1,312	80,019
		176,131
BIOTECHNOLOGY — 1.8%
Myriad Genetics, Inc.(1)	2,841	84,292
PDL BioPharma, Inc.	12,715	103,246
		187,538
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.(1)	540	97,389
Fortress Investment Group LLC Class A	14,197	111,446
		208,835
CHEMICALS — 0.9%
International Flavors & Fragrances, Inc.	1,189	95,928
COMMERCIAL BANKS — 4.2%
First Republic Bank	2,520	108,839
Hancock Holding Co.	1,576	51,630
Toronto-Dominion Bank (The)	801	67,428
Westamerica Bancorp.	2,138	102,602
Wintrust Financial Corp.	2,512	102,766
		433,265
COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Stericycle, Inc.(1)	888	102,955
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	5,011	128,031
Ubiquiti Networks, Inc.	4,888	102,746
		230,777
COMPUTERS AND PERIPHERALS — 3.8%
Apple, Inc.	237	107,242
Lexmark International, Inc., Class A	1,912	71,681
Seagate Technology plc	2,591	105,998
Western Digital Corp.	1,694	109,060
		393,981
CONSUMER FINANCE — 1.9%
Credit Acceptance Corp.(1)	921	103,603
Green Dot Corp. Class A(1)	4,045	94,168
		197,771
CONTAINERS AND PACKAGING — 0.8%
Packaging Corp. of America	1,588	85,418
DIVERSIFIED FINANCIAL SERVICES — 2.2%
IntercontinentalExchange, Inc.(1)	610	111,295
MarketAxess Holdings, Inc.	2,236	115,601
		226,896
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	1,821	90,103
ELECTRIC UTILITIES — 3.1%
Duke Energy Corp.	1,442	102,382
ITC Holdings Corp.	760	69,745
PPL Corp.	3,268	103,824
Xcel Energy, Inc.	1,612	48,280
		324,231
ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	1,010	61,984
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.0%
AVX Corp.	8,127	103,944
Corning, Inc.	6,797	103,247
		207,191
ENERGY EQUIPMENT AND SERVICES — 0.9%
Ensco plc, Class A	1,696	97,249
FOOD AND STAPLES RETAILING — 5.0%
CVS Caremark Corp.	1,689	103,857
Kroger Co. (The)	3,491	137,091
Wal-Mart Stores, Inc.	1,626	126,730
Walgreen Co.	2,863	143,866
		511,544
FOOD PRODUCTS — 2.5%
Cal-Maine Foods, Inc.	1,148	58,181
Kraft Foods Group, Inc.	1,642	92,904
TreeHouse Foods, Inc.(1)	1,482	105,207
		256,292
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Becton Dickinson and Co.	1,266	131,309
Boston Scientific Corp.(1)	5,440	59,405
		190,714

Shares	Value

HEALTH CARE PROVIDERS AND SERVICES — 6.6%
Aetna, Inc.	762	$ 48,897
AmerisourceBergen Corp.	1,775	103,429
Cardinal Health, Inc.	2,319	116,159
DaVita HealthCare Partners, Inc.(1)	877	102,092
Magellan Health Services, Inc.(1)	1,748	99,898
Molina Healthcare, Inc.(1)	1,906	70,751
WellPoint, Inc.	1,587	135,784
		677,010
HOTELS, RESTAURANTS AND LEISURE — 3.0%
Bally Technologies, Inc.(1)	1,323	94,833
Buffalo Wild Wings, Inc.(1)	799	82,760
Life Time Fitness, Inc.(1)	950	50,626
McDonald’s Corp.	856	83,956
		312,175
HOUSEHOLD PRODUCTS — 1.0%
Kimberly-Clark Corp.	1,058	104,530
INSURANCE — 5.5%
ACE Ltd.	807	73,744
Arthur J Gallagher & Co.	2,372	105,269
Cincinnati Financial Corp.	1,610	78,890
Genworth Financial, Inc., Class A(1)	5,806	75,420
Progressive Corp. (The)	4,780	124,328
StanCorp Financial Group, Inc.	2,095	111,223
		568,874
INTERNET AND CATALOG RETAIL — 1.9%
Groupon, Inc.(1)	7,870	69,728
TripAdvisor, Inc.(1)	1,704	127,834
		197,562
INTERNET SOFTWARE AND SERVICES — 1.0%
ValueClick, Inc.(1)	4,068	99,422
IT SERVICES — 3.9%
Alliance Data Systems Corp.(1)	547	108,186
CACI International, Inc., Class A(1)	1,596	105,974
FleetCor Technologies, Inc.(1)	1,065	95,605
International Business Machines Corp.	454	88,548
		398,313
LEISURE EQUIPMENT AND PRODUCTS — 0.4%
Smith & Wesson Holding Corp.(1)	3,362	39,806
MACHINERY — 2.3%
Caterpillar, Inc.	969	80,340
Lindsay Corp.	740	55,574
Parker-Hannifin Corp.	942	97,290
		233,204
MEDIA — 3.3%
AMC Networks, Inc.(1)	1,417	96,725
Charter Communications, Inc., Class A(1)	499	62,744
Madison Square Garden Co. (The), Class A(1)	1,049	61,860
Time Warner Cable, Inc.	1,019	116,237
		337,566
METALS AND MINING — 1.3%
Alcoa, Inc.	9,838	78,212
United States Steel Corp.	3,361	58,313
		136,525
MULTI-UTILITIES — 0.6%
Consolidated Edison, Inc.	1,013	60,679
MULTILINE RETAIL — 2.2%
Macy’s, Inc.	2,126	102,771
Target Corp.	1,675	119,344
		222,115
OIL, GAS AND CONSUMABLE FUELS — 8.9%
Cabot Oil & Gas Corp.	1,111	84,236
Chevron Corp.	914	115,063
Devon Energy Corp.	1,316	72,393
Energy Transfer Partners LP	1,919	99,903
Exxon Mobil Corp.	1,096	102,750
Kinder Morgan, Inc.	2,290	86,470
Marathon Oil Corp.	2,785	101,263
Noble Energy, Inc.	150	9,374
Occidental Petroleum Corp.	849	75,603
Plains All American Pipeline LP	1,473	78,423
Western Gas Partners LP	1,555	95,788
		921,266
PAPER AND FOREST PRODUCTS — 1.1%
Neenah Paper, Inc.	2,862	113,249
PHARMACEUTICALS — 0.9%
AstraZeneca plc ADR	1,869	94,796
PROFESSIONAL SERVICES — 1.0%
Verisk Analytics, Inc. Class A(1)	1,685	108,447
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Essex Property Trust, Inc.	445	71,774
Kimco Realty Corp.	3,765	84,901
Rayonier, Inc.	1,661	97,069
		253,744
SOFTWARE — 1.8%
Microsoft Corp.	3,539	112,647
NetSuite, Inc.(1)	807	75,769
		188,416

Shares	Value

SPECIALTY RETAIL — 1.9%
Francesca’s Holdings Corp.(1)	3,778	$ 93,921
Genesco, Inc.(1)	1,448	101,910
		195,831
TOBACCO — 0.9%
Lorillard, Inc.	2,145	91,227
TRADING COMPANIES AND DISTRIBUTORS — 0.5%
Watsco, Inc.	580	54,143
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
SBA Communications Corp., Class A(1)	1,359	100,688
TOTAL COMMON STOCK (Cost $8,780,207)		10,291,868
Temporary Cash Investments — 1.0%
SSgA U.S. Government Money Market Fund (Cost $97,863)	97,863	97,863
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $8,878,070)		10,389,731
OTHER ASSETS AND LIABILITIES — (0.7)%		(69,082)
TOTAL NET ASSETS — 100.0%		$10,320,649

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JULY 31, 2013
Assets
Investment securities, at value (cost of $8,878,070)	$10,389,731
Cash	292
Receivable for investments sold	148,513
Receivable for capital shares sold	306
Dividends receivable	5,926
10,544,768

Liabilities
Payable for investments purchased	211,418
Payable for capital shares redeemed	2,760
Accrued management fees	9,816
Distribution and service fees payable	125
224,119

Net Assets	$10,320,649

Net Assets Consist of:
Capital (par value and paid-in surplus)	$16,656,491
Undistributed net investment income	161,194
Accumulated net realized loss	(8,008,697)
Net unrealized appreciation	1,511,661
$10,320,649

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$9,801,320	677,934	$14.46
Institutional Class, $0.01 Par Value	$23,129	1,588	$14.56
R Class, $0.01 Par Value	$112,424	7,937	$14.16
Advisor Class, $0.01 Par Value	$383,776	26,817	$14.31

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED JULY 31, 2013
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,698)	$ 206,504

Expenses:
Management fees	100,070
Distribution and service fees:
R Class	261
Advisor Class	826
Directors’ fees and expenses	326
Other expenses	524
102,007

Net investment income (loss)	104,497

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,076,388
Change in net unrealized appreciation (depreciation) on investments	1,143,296

Net realized and unrealized gain (loss)	2,219,684

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,324,181

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2013 AND JULY 31, 2012
Increase (Decrease) in Net Assets	July 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$ 104,497	$ 151,162
Net realized gain (loss)	1,076,388	(10,942)
Change in net unrealized appreciation (depreciation)	1,143,296	290,181
Net increase (decrease) in net assets resulting from operations	2,324,181	430,401

Distributions to Shareholders
From net investment income:
Investor Class	(123,358)	(98,025)
Institutional Class	(331)	(218)
R Class	(502)	(483)
Advisor Class	(4,381)	(3,197)
Decrease in net assets from distributions	(128,572)	(101,923)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(570,132)	(171,843)

Net increase (decrease) in net assets	1,625,477	156,635

Net Assets
Beginning of period	8,695,172	8,538,537
End of period	$10,320,649	$8,695,172

Undistributed net investment income	$161,194	$128,553

See Notes to Financial Statements.

Notes to Financial Statements

July 31, 2013

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Multi Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.15% for the Investor Class, R Class and Advisor Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the year ended July 31, 2013 was 1.15% for the Investor Class, R Class and Advisor Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.50%.The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2013 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the year ended July 31, 2013 were $14,699,699 and $15,186,446, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Year ended July 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	124,826	$1,662,991	242,785	$2,589,874
Issued in reinvestment of distributions	9,869	116,454	8,928	92,588
Redeemed	(193,154)	(2,392,422)	(253,139)	(2,722,925)
	(58,459)	(612,977)	(1,426)	(40,463)
Institutional Class
Issued in reinvestment of distributions	27	331	21	218
Redeemed	—	—	(1,469)	(14,077)
	27	331	(1,448)	(13,859)
R Class
Sold	4,188	56,331	1,350	14,076
Issued in reinvestment of distributions	43	502	47	483
Redeemed	(57)	(717)	(4,371)	(46,287)
	4,174	56,116	(2,974)	(31,728)
Advisor Class
Sold	3,612	45,104	6,319	66,743
Issued in reinvestment of distributions	374	4,381	311	3,197
Redeemed	(5,320)	(63,087)	(14,868)	(155,733)
	(1,334)	(13,602)	(8,238)	(85,793)
Net increase (decrease)	(55,592)	$ (570,132)	(14,086)	$ (171,843)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2013 and July 31, 2012 were as follows

	2013	2012
Distributions Paid From
Ordinary income	$128,572	$101,923
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2013, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows.

Federal tax cost of investments	$8,867,354
Gross tax appreciation of investments	$1,602,927
Gross tax depreciation of investments	(80,550)
Net tax appreciation (depreciation) of investments	$1,522,377
Undistributed ordinary income	$161,194
Accumulated short-term capital losses	$(8,019,413)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the timing and recognition of partnership income.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(7,320,052) and $(699,361) expire in 2017 and 2018, respectively.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013	$11.30	0.15	3.20	3.35	(0.19)	$14.46	30.01%	1.16%	1.21%	170%	$9,801
2012	$10.90	0.19	0.33	0.52	(0.12)	$11.30	4.87%	1.16%	1.72%	179%	$8,321
2011	$8.74	0.12	2.04	2.16	—	$10.90	24.71%	1.17%	1.14%	246%	$8,041
2010	$7.79	0.02	1.05	1.07	(0.12)	$8.74	13.75%	1.16%	0.22%	235%	$7,283
2009	$11.72	0.11	(4.04)	(3.93)	—	$7.79	(33.53)%	1.15%	1.42%	267%	$22,726
Institutional Class
2013	$11.38	0.18	3.21	3.39	(0.21)	$14.56	30.23%	0.96%	1.41%	170%	$23
2012	$10.98	0.22	0.32	0.54	(0.14)	$11.38	5.05%	0.96%	1.92%	179%	$18
2011	$8.79	0.14	2.05	2.19	—	$10.98	24.91%	0.97%	1.34%	246%	$33
2010	$7.83	0.04	1.06	1.10	(0.14)	$8.79	14.04%	0.96%	0.42%	235%	$23
2009	$11.76	0.12	(4.05)	(3.93)	—	$7.83	(33.42)%	0.95%	1.62%	267%	$28
R Class
2013	$11.07	0.06	3.16	3.22	(0.13)	$14.16	29.36%	1.66%	0.71%	170%	$112
2012	$10.68	0.16	0.30	0.46	(0.07)	$11.07	4.34%	1.66%	1.22%	179%	$42
2011	$8.61	0.07	2.00	2.07	—	$10.68	24.04%	1.67%	0.64%	246%	$72
2010	$7.67	(0.03)	1.05	1.02	(0.08)	$8.61	13.25%	1.66%	(0.28)%	235%	$56
2009	$11.61	0.07	(4.01)	(3.94)	—	$7.67	(33.94)%	1.65%	0.92%	267%	$41

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2013	$11.19	0.12	3.16	3.28	(0.16)	$14.31	29.63%	1.41%	0.96%	170%	$384
2012	$10.79	0.17	0.32	0.49	(0.09)	$11.19	4.65%	1.41%	1.47%	179%	$315
2011	$8.68	0.09	2.02	2.11	—	$10.79	24.31%	1.42%	0.89%	246%	$393
2010	$7.73	—(4)	1.05	1.05	(0.10)	$8.68	13.57%	1.41%	(0.03)%	235%	$406
2009	$11.67	0.07	(4.01)	(3.94)	—	$7.73	(33.76)%	1.40%	1.17%	267%	$1,081

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.
(4)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

American Century Growth Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legacy Multi Cap Fund, one of the funds constituting American Century Growth Funds, Inc. (the “Fund”) as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legacy Multi Cap Fund of American Century Growth Funds, Inc. as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Kansas City, Missouri

September 19, 2013

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday. Mr. Pratt may serve until December 31 of the year in which he reaches his 76th birthday based on an extension granted under previous retirement guidelines.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is an “interested person” because of his employment with American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and ACS. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	75	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	75	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)	75	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager)	75	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	75	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	75	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)
John R. Whitten (1946)	Director	Since 2008	Retired	75	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services)(2004 to 2010)	75	Applied Industrial Technologies, Inc. (2001 to 2010)

Interested Directors
Barry Fink (1955)	Director	Since 2012	Retired; Executive Vice President, ACC (September 2007 to February 2013); President, ACS (October 2007 to February 2013); Chief Operating Officer, ACC (September 2007 to November 2012).	75	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	116	None

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007

President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000	Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present). Also serves as Senior Vice President, ACS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006

Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s directors and is available without charge, upon request, by calling 1-800-345-2021.

Approval of Management Agreement

At a meeting held on June 20, 2013, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the

Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2013.

For corporate taxpayers, the fund hereby designates $128,572, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2013 as qualified for the corporate dividends received deduction.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-ANN-79577 1309

ITEM 2. CODE OF ETHICS.

(a)

The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)

The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)

M. Jeannine Strandjord, James A. Olson, Andrea C. Hall and Stephen E. Yates are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2012:     $43,775

FY 2013:     $54,953

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2012: $0 FY 2013: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2012: $0 FY 2013: $0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2012:     $0

FY 2013:     $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2012:     $0

FY 2013:     $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2012: $0 FY 2013: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2012: $0 FY 2013: $0

(e)(1)

In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)

All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2012:     $71,548

FY 2013:     $86,621

(h)

The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)

Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 30, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 30, 2013